Right of Use Asset	6 Months Ended
Jun. 30, 2025
Right of Use Asset [Abstract]
RIGHT OF USE ASSET

7. RIGHT OF USE ASSET

	June 30, 2025		December 31, 2024
	USD	AED	AED
Asset capitalized
Balance at the beginning of the year	1,147,725	4,214,447	4,030,844
Capitalized during the period	-	-	183,603
	1,147,725	4,214,447	4,214,447
Depreciation
As at the beginning of the year	781,886	2,871,086	1,889,647
Charge for the period	130,968	480,915	981,439
	912,854	3,352,001	2,871,086
Net book value	234,871	862,446	1,343,361

The following are the amounts recognized in the statement of comprehensive income.

	June 30, 2025		December 31, 2024
	USD	AED	AED
Depreciation of the right of use assets	130,968	480,915	981,439
Interest expenses on leased assets	3,984	14,631	46,480
Total amount recognized in the statement of comprehensive income	134,952	495,546	1,027,919

7.1 The right of use asset had been capitalized with the incurred initial broker commission of AED 35,000 to obtain the lease agreement.